Intangible assets, net (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 831,095,000	¥ 5,886,401,000	¥ 19,638,750,000
Impairment loss for intangible assets	$ 465,170	¥ 3,294,661